Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2022
Short-Term Debt [Abstract]
Short-term Bank Credit and Loans	SHORT-TERM BANK CREDIT AND LOANS

	Interest %	December 31, 2022	December 31, 2021
Loans	SOFR + 1.0% - 1.3%	$21,772	$27,676
Bank credit	SOFR + 1.0% - 1.3%	93,304	—
		$115,076	$27,676

As of December 31, 2022 the SOFR rate of short-term loans was 4.30%.